Revenues (Details) - Schedule of gain from sale of farm R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Schedule Of Gain From Sale Of Farm Abstract
Selling price	R$ 28,000
Present value adjustment	(1,159)
Gross revenue from sale of farm	26,841
Cost of sale	(25,231)
Commission on sale	(1,610)
Gain from sale of farm